T. ROWE PRICE Dynamic Credit Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Corporate Bonds 0.7%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 8,120,000 7,991
7,991
Government Bonds 1.1%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  17,605,000 8,539
Republic of Argentina, STEP, 4.125%, 7/9/46 (USD)  1,069,091 561
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  8,010,000 4,538
13,638
Total Argentina (Cost $25,025) 21,629
BRAZIL 7.9%
Corporate Bonds 5.0%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 3,590,000 3,579
Banco do Estado do Rio Grande do Sul, VR, 5.375%, 1/28/31
(USD) (2) 665,000 665
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1) 5,126,000 4,983
CSN Resources, 5.875%, 4/8/32 (USD)  6,820,000 5,803
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 7,870,000 8,248
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (1) 4,200,000 3,872
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  4,007,000 3,889
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 8,930,000 8,684
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 9,925,000 9,137
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (3) 12,505,067 12,578
61,438
Government Bonds 2.9%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  209,175,000 36,147
36,147
Total Brazil (Cost $92,833) 97,585

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CANADA 0.3%
Asset-Backed Securities 0.3%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,247
Total Canada (Cost $4,310) 4,247
CHINA 1.0%
Convertible Bonds 1.0%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  3,395,000 6,227
Kaisa Group Holdings, Zero Coupon, 12/31/25 (USD) (1) 24,990 1
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 33,320 1
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 41,650 1
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 66,640 2
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 66,640 1
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 83,300 2
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 83,300 2
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 157,149 4
Trip.com Group, 0.75%, 6/15/29 (USD)  5,080,000 6,499
12,740
Corporate Bonds 0.0%
Kaisa Group Holdings, 6.25%, 12/28/28, (5.25% Cash or
6.25% PIK) (USD) (1)(3) 1 —
Kaisa Group Holdings, 6.50%, 12/28/29, (5.50% Cash or
6.50% PIK) (USD) (1)(3) 1 —
Kaisa Group Holdings, 6.75%, 12/28/30, (5.75% Cash or
6.75% PIK) (USD) (1)(3) 1 —
Kaisa Group Holdings, 7.721%, 12/28/27, (6.721% Cash or
7.721% PIK) (USD) (1)(3) 1 —
—
Total China (Cost $10,123) 12,740
COLOMBIA 2.9%
Corporate Bonds 2.0%
Ecopetrol, 8.375%, 1/19/36 (USD)  8,370,000 8,650
Ecopetrol, 8.875%, 1/13/33 (USD)  15,021,000 16,292
24,942

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.9%
Colombian TES, Series B, 11.00%, 8/22/29  43,562,400,000 11,226
11,226
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $16 (USD) (4)(5) † 24
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $10 (USD) (4)(5) † 11
35
Total Colombia (Cost $34,838) 36,203
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 10,990,000 12,903
Total Côte d'Ivoire (Cost $12,864) 12,903
CYPRUS 0.3%
Corporate Bonds 0.3%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 4,102,000 3,943
Total Cyprus (Cost $3,865) 3,943
CZECH REPUBLIC 0.6%
Corporate Bonds 0.6%
Czechoslovak Group, 5.25%, 1/10/31 (EUR) (1) 5,870,000 7,167
Total Czech Republic (Cost $6,821) 7,167
ECUADOR 1.0%
Government Bonds 1.0%
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  4,005,000 2,649
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  12,775,000 9,565
Total Ecuador (Cost $12,302) 12,214

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.9%
Government Bonds 0.9%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 7,360,000 7,826
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1)(6) 3,140,000 3,356
Total Egypt (Cost $10,494) 11,182
FRANCE 2.0%
Corporate Bonds 2.0%
Altice France, 5.50%, 10/15/29 (USD) (1) 27,790,000 24,038
Total France (Cost $24,545) 24,038
GAMBIA 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1)(6) 12,045,000 11,990
Total Gambia (Cost $12,043) 11,990
GERMANY 0.5%
Corporate Bonds 0.5%
ZF North America Capital, 6.75%, 4/23/30 (USD) (1) 6,551,000 6,379
Total Germany (Cost $6,072) 6,379
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(6) 9,150,000 7,105
Total Ghana (Cost $9,150) 7,105
KYRGYZSTAN 0.9%
Government Bonds 0.9%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 11,570,000 11,680
Total Kyrgyzstan (Cost $11,459) 11,680

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.4%
Corporate Bonds 0.4%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 5,372,000 5,510
Total Madagascar (Cost $5,345) 5,510
MEXICO 2.8%
Bank Loans 1.2% (7)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
8.904%, 9/5/29 (USD) (8) 14,812,500 14,747
14,747
Corporate Bonds 1.4%
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(2) 7,810,000 8,521
Metalsa, 3.75%, 5/4/31 (USD) (1)(6) 9,148,000 8,124
16,645
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $2,725 (USD) (4)(5) † 2,725
2,725
Total Mexico (Cost $32,779) 34,117
MONTENEGRO 0.8%
Government Bonds 0.8%
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 9,640,000 10,288
Total Montenegro (Cost $9,839) 10,288
NETHERLANDS 0.8%
Corporate Bonds 0.8%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,150,000 9,505
Total Netherlands (Cost $9,150) 9,505

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.7%
Corporate Bonds 0.7%
Boroo Investments, 9.50%, 8/7/32 (USD) (1) 9,070,000 8,563
Total Peru (Cost $8,959) 8,563
SOUTH AFRICA 1.3%
Convertible Bonds 1.3%
Sasol Financing USA, 4.50%, 11/8/27 (USD) (9) 16,200,000 15,540
Total South Africa (Cost $15,279) 15,540
SRI LANKA 0.5%
Government Bonds 0.5%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1)(6) 3,400,763 3,262
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 4,579,050 3,357
Total Sri Lanka (Cost $6,677) 6,619
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(3) 283,859 283
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 154
Total Suriname (Cost $286) 437
SWITZERLAND 1.0%
Corporate Bonds 1.0%
UBS Group, VR, 4.375% (USD) (1)(2)(10) 12,960,000 11,794
Total Switzerland (Cost $11,553) 11,794
TÜRKIYE 1.4%
Corporate Bonds 1.4%
Limak Cimento Sanayi ve Ticaret, 9.75%, 7/25/29 (USD) (1) 5,825,000 6,003
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 10,705,000 11,144
Total Türkiye (Cost $16,982) 17,147

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.8%
Convertible Bonds 0.1%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  553,000 501
501
Corporate Bonds 0.7%
Jerrold Finco, 7.50%, 6/15/31 (1) 6,615,000 9,075
9,075
Total United Kingdom (Cost $9,441) 9,576
UNITED STATES 54.1%
Asset-Backed Securities 9.6%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E,
6.066%, 6/15/33 (1) 3,485,121 3,497
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,092
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (1) 775,000 784
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (1) 475,000 482
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 7.956%, 12/26/31 (1) 1,475,231 1,492
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (1) 87,379 87
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 5,082
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,683
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,124,287 4,094
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 20,241 20
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 105,084 110
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,773,725 9,322
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 10,865,765 11,325
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 9,283,880 10,417
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,734,150 2,731

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,585,485 1,529
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,206,450 1,119
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 5,297,608 5,486
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 1,208,421 1,244
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.539%, 5/20/32 (1) 1,398,218 1,412
Huntington Bank Auto Credit-Linked Notes, Series 2025-2,
Class C, FRN, SOFR30A + 2.35%, 6.739%, 9/20/33 (1) 1,793,028 1,793
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 49,375 48
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 3,079,878 3,172
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 270
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (1) 3,338,000 3,433
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (1) 19,798 20
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 3,133,492 3,193
SCF Equipment Leasing, Series 2022-1A, Class F, 6.00%,
7/20/32 (1) 5,650,000 5,620
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,532
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 11,834,000 12,103
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (1) 570,707 567
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 2,096,385 2,192
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,660,003 1,702
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 110,763 107
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,192, 7.131%, 11/30/44 (5)(8) 4,191,716 4,192
Wingspire Equipment Finance, Series 2025-1A, Class D,
5.45%, 9/20/33 (1) 1,755,000 1,752
118,704
Bank Loans 10.2% (7)
Asurion, FRN, 1M TSFR + 4.25%, 8.413%, 9/19/30  10,935,000 10,858
Asurion, FRN, 1M TSFR + 4.25%, 8.513%, 8/19/28  10,829,461 10,860

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 8.278%,
4/6/28 (11) 16,867,864 16,682
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29  17,194,667 16,409
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.634%, 9/28/28  536,657 535
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.65%, 1/18/28  4,046,240 4,018
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.75%,
4/15/27  8,514,921 8,230
Directv Financing, FRN, 3M TSFR + 5.50%, 9.808%,
2/17/31 (11) 4,733,891 4,621
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29  3,089,475 2,950
E.W. Scripps, FRN, 1M TSFR + 5.75%, 10.015%, 6/30/28  7,160,208 7,207
Petco Health & Wellness, FRN, 3M TSFR + 3.25%, 7.513%,
3/3/28  5,196,128 5,056
Radiate Holdco, 1M TSFR + 3.50%, (1.50% PIK and 1M
TSFR + 3.50% Cash), 9.278% FRN, 9/25/29 (3) 17,047,136 13,728
RFS OPCO, FRN, 3M TSFR + 4.75%, 8.752%, 4/4/31 (8) 6,217,200 6,173
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%,
2/19/30 (11) 10,349,082 9,043
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.278%, 6/28/28  9,686,680 9,222
125,592
Common Stocks 2.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (4)
(5) 639 16
Bank of America  118,598 6,119
Citigroup  65,931 6,692
Huntington Bancshares  133,939 2,313
JPMorgan Chase  7,743 2,442
KeyCorp  128,864 2,408
Webster Financial  41,114 2,444
Western Alliance Bancorp  28,008 2,429
24,863
Convertible Bonds 0.7%
Citigroup Global Markets Holdings, 1.00%, 4/9/29 (EUR) (1) 7,500,000 8,600
8,600
Convertible Preferred Stocks 0.5%
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (4)(5)(8) 51,015 5,553
5,553

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 23.1%
1261229 BC, 10.00%, 4/15/32 (1) 8,985,000 9,187
Advance Auto Parts, 7.375%, 8/1/33 (1) 24,085,000 24,835
Aethon III, Acquisition Date: 9/5/25, Cost $5,093, 10.41%,
1/10/27 (4)(5) 5,130,000 5,091
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (4)(5)(8) 8,925,000 9,505
Centene, 4.625%, 12/15/29  5,186,000 4,993
CHS, 6.875%, 4/15/29 (1)(6) 10,105,000 8,033
Civitas Resources, 9.625%, 6/15/33 (1) 11,725,000 12,546
Crescent Energy Finance, 7.375%, 1/15/33 (1) 9,170,000 8,941
CSC Holdings, 11.25%, 5/15/28 (1) 5,745,000 5,314
Diamondback Energy, 4.25%, 3/15/52  3,284,000 2,586
Diamondback Energy, 5.75%, 4/18/54  16,576,000 15,983
Directv Financing, 10.00%, 2/15/31 (1) 20,090,000 20,040
DISH DBS, 7.75%, 7/1/26  6,145,000 6,084
DISH Network, 11.75%, 11/15/27 (1) 9,008,000 9,515
E.W. Scripps, 9.875%, 8/15/30 (1) 5,645,000 5,299
Gray Media, 5.375%, 11/15/31 (1)(6) 13,045,000 9,816
Gray Media, 9.625%, 7/15/32 (1) 3,985,000 4,060
Hilcorp Energy I, 7.25%, 2/15/35 (1) 10,367,000 10,121
Navient, 11.50%, 3/15/31  13,445,000 15,176
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 12,145,000 11,872
NGL Energy Operating, 8.125%, 2/15/29 (1) 2,915,000 2,988
NGL Energy Operating, 8.375%, 2/15/32 (1) 2,880,000 2,948
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 24,910,000 24,876
NRG Energy, 6.00%, 1/15/36 (1) 20,570,000 20,576
PetSmart, 7.50%, 9/15/32 (1) 15,600,000 15,639
Rivian Holdings, 10.00%, 1/15/31 (1)(6) 7,655,000 7,100
Venture Global LNG, VR, 9.00% (1)(2)(10) 7,215,000 7,134
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash or 4.00%
PIK) (1)(3) 4,441,021 4,709
284,967
Municipal Securities 3.0%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 201
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 3
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 10,769
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 38,185,721 25,250

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (4)(13) 40,000 27
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (4)(13) 150,000 103
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  245,000 187
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  75,000 68
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 43
36,651
Non-U.S. Government Mortgage-Backed Securities 2.1%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.415%, 4/15/34 (1) 2,120,000 2,054
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $4,483, 7.105%,
9/25/29 (5)(8) 4,482,767 4,505
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.114%, 11/15/34 (1) 120,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 5.122%,
8/10/35 (1) 2,131,000 2,008
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.815%, 8/15/38 (1) 1,052,368 895
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.194%, 6/15/36 (1) 145,000 142
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 4.239%,
3/28/29 (1) 16,646 17
Extended Stay America Trust, Series 2025-ESH, Class D,
ARM, 1M TSFR + 2.60%, 6.75%, 10/15/42 (1) 3,085,000 3,085
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (1) 8,725,000 6,635
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.822%, 3/10/50 (1) 220,000 185
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 101
ONE Mortgage Trust, Series 2021-PARK, Class D, ARM, 1M
TSFR + 1.614%, 5.764%, 3/15/36 (1) 711,000 670
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.389%, 6/15/39 (1) 2,805,000 2,811
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (1) 150,000 122
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (1) 3,270,000 2,451
25,682

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Government & Agency Mortgage-Backed
Securities 2.9%
Federal Home Loan Mortgage, CMO, IO
2.00%, 10/25/50  15,211,276 1,949
2.50%, 4/25/51  3,738,866 572
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  43,542,861 5,674
2.50%, 5/25/47 - 4/25/51  95,584,705 13,947
5.00%, 8/25/54  19,306,335 4,159
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  22,030,380 2,745
2.50%, 11/20/50 - 1/20/51  23,715,878 3,452
3.00%, 8/20/50 - 8/20/51  23,077,463 3,872
36,370
Total United States (Cost $651,833) 666,982
SHORT-TERM INVESTMENTS 14.6%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.16% (9)(14) 30,205,617 30,206
30,206
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills, 4.130%, 11/6/25 (15) 150,990,000 150,381
150,381
Total Short-Term Investments (Cost $180,577) 180,587
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.16% (9)(14) 2,536,600 2,537
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,537

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.16% (9)(14) 32,711,145 32,711
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 32,711
Total Securities Lending Collateral (Cost $35,248) 35,248
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put,
11/21/25 @ $112.00 (4) 1,083 121,838 711
Total Exchange-Traded Options Purchased (Cost $493) 711
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest
Rate Swap,
2/17/36 Pay
Fixed 3.80%
Annually, Receive
Variable 4.24%
(SOFR) Annually,
2/12/26 @
3.80%* (4) 1 78,980 890
Goldman Sachs
10 Year Interest
Rate Swap,
2/19/36 Pay
Fixed 3.80%
Annually, Receive
Variable 4.24%
(SOFR) Annually,
2/17/26 @
3.80%* (4) 1 78,500 910
Goldman Sachs
S&P 500 Index,
Put, 10/3/25 @
$6,500.00 (4) 204 136,445 76
Goldman Sachs
S&P 500 Index,
Put, 11/21/25 @
$6,200.00 (4) 60 40,131 216

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S44,
5 Year Index,
6/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
10/15/25 @
0.60%* (4) 1 300,903 16
JPMorgan Chase
S&P 500 Index,
Put, 10/17/25 @
$6,450.00 (4) 282 188,615 536
JPMorgan Chase
S&P 500 Index,
Put, 10/17/25 @
$6,500.00 (4) 118 78,924 284
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
12/19/25 @
$95.00 (4) 949 8,478 145
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$196.00 (4) 580 16,348 47
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$198.00 (4) 291 8,202 28
Total OTC Options Purchased (Cost $7,574) 3,148
Total Options Purchased (Cost $8,067) 3,859
Total Investments in Securities  105.1%
(Cost $1,278,759) $ 1,296,777
Other Assets Less Liabilities (5.1)% (63,076)
Net Assets 100.0% $ 1,233,701

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $623,332 and represents 50.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $31,622 and represents 2.6% of net assets.
(6) All or a portion of this security is on loan at September 30, 2025.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8) Level 3 in fair value hierarchy.
(9) Affiliated Companies
(10) Perpetual security with no stated maturity date.
(11) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(14) Seven-day yield
(15) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M BBSW Six month AUD bank bill swap rate

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 11/19/25 @
0.73%* 1 332,000 (66)
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 300,903 (6)
Total Options Written (Premiums $(363)) $ (72)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (2.6)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.0)%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 23,109 (308) (592) 284
Total Côte d'Ivoire (592) 284
Total Bilateral Credit Default Swaps, Protection
Sold (592) 284
Total Return Swaps (0.2)%
United States (0.2)%
Goldman Sachs, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.143% (SOFR +
0.00%) Quarterly, 12/20/25 51,975 (95) — (95)
Goldman Sachs, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 4.893% (SOFR +
0.71%) Monthly, 1/20/26 36,798 511 — 511
JPMorgan Chase, Pay Underlying
Reference: AbbVie at Maturity, Receive
Variable 4.041% (SOFR + (0.30)%) at
Maturity, 11/10/25 2,444 (53) — (53)
JPMorgan Chase, Pay Underlying
Reference: BHP Billiton Finance USA
at Maturity, Receive Variable 4.041%
(SOFR + (0.30)%) at Maturity, 11/10/25 2,556 (45) — (45)
JPMorgan Chase, Pay Underlying
Reference: Citigroup at Maturity,
Receive Variable 4.041% (SOFR +
(0.30)%) at Maturity, 11/10/25 2,470 (63) — (63)
JPMorgan Chase, Pay Underlying
Reference: Deere at Maturity, Receive
Variable 4.041% (SOFR + (0.30)%) at
Maturity, 11/10/25 2,368 (60) (7) (53)
JPMorgan Chase, Pay Underlying
Reference: Johnson & Johnson at
Maturity, Receive Variable 4.041%
(SOFR + (0.30)%) at Maturity, 11/10/25 2,396 (80) (25) (55)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Meta Platforms at Maturity,
Receive Variable 3.995% (SOFR +
(0.35)%) at Maturity, 10/23/25 11,860 (364) — (364)
JPMorgan Chase, Pay Underlying
Reference: MetLife at Maturity, Receive
Variable 4.041% (SOFR + (0.30)%) at
Maturity, 11/10/25 2,373 (89) (10) (79)
JPMorgan Chase, Pay Underlying
Reference: Morgan Stanley at Maturity,
Receive Variable 4.041% (SOFR +
(0.30)%) at Maturity, 11/10/25 2,415 (112) (31) (81)
JPMorgan Chase, Pay Underlying
Reference: Oracle at Maturity, Receive
Variable 4.041% (SOFR + (0.30)%) at
Maturity, 11/10/25 2,429 (55) (3) (52)
JPMorgan Chase, Pay Underlying
Reference: Union Pacific at Maturity,
Receive Variable 3.995% (SOFR +
(0.35)%) at Maturity, 10/23/25 8,193 (612) (212) (400)
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Monthly, Receive Variable 4.033%
(SOFR + (0.15)%) Monthly, 1/20/26 27,183 (325) — (325)
Total United States (288) (1,154)
Total Bilateral Total Return Swaps (288) (1,154)
Total Bilateral Swaps (880) (870)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (2.4)%
Credit Default Swaps, Protection Bought (3.9)%
Foreign/Europe (1.6)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S44, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/30 157,719 (19,932) (19,381) (551)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/30 105,010 120 130 (10)
Total Foreign/Europe (561)
Supranational 0.3%
Protection Bought (Relevant Credit:
Markit CDX.EMHY-S44, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/30 (USD) 61,008 3,938 3,938 —
Total Supranational —
United States (2.6)%
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/30 24,308 (747) (636) (111)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (26) (6) (20)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 11,761 (1,546) (1,581) 35
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 21,104 (110) 170 (280)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 105,348 (7,724) (4,208) (3,516)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S45, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/30 124,227 (9,750) (9,621) (129)
Protection Bought (Relevant Credit:
Markit CDX.NA.IG-S45, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/30 493,151 (11,334) (11,082) (252)
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/30 24,309 (707) (618) (89)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 10,558 (15) 68 (83)
Total United States (4,445)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (5,006)
Credit Default Swaps, Protection Sold 1.8%
Foreign/Europe 1.3%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S44, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 131,279 3,029 3,099 (70)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S44, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 472,835 12,072 11,998 74
Total Foreign/Europe 4
Supranational (0.1)%
Protection Sold (Relevant Credit: Markit
CDX.EM-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 (USD) 74,035 (1,570) (1,570) —
Total Supranational —
United States 0.6%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 4,991 238 250 (12)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 2,826 161 115 46
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 70,148 5,691 5,025 666

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index ), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 55,024 1,265 1,252 13
Total United States 713
Total Centrally Cleared Credit Default Swaps,
Protection Sold 717
Interest Rate Swaps (0.3)%
Australia 0.0%
10 Year Interest Rate Swap, Pay Fixed
4.192% Semi-Annually, Receive Variable
3.699% (6M BBSW) Semi-Annually,
9/11/35 55,514 247 — 247
10 Year Interest Rate Swap, Pay Fixed
4.220% Semi-Annually, Receive Variable
3.659% (6M BBSW) Semi-Annually,
8/28/35 36,397 92 — 92
10 Year Interest Rate Swap, Pay Fixed
4.293% Semi-Annually, Receive Variable
3.689% (6M BBSW) Semi-Annually,
9/3/35 56,619 (70) — (70)
Total Australia 269
Foreign/Europe (0.0)%
10 Year Interest Rate Swap, Pay Fixed
2.690% Annually, Receive Variable
2.109% (6M EURIBOR) Semi-Annually,
9/24/35 30,184 (42) — (42)
Total Foreign/Europe (42)
United States (0.3)%
10 Year Interest Rate Swap, Pay Fixed
3.728% Annually, Receive Variable
4.348% (SOFR) Annually, 7/2/35 33,635 (173) — (173)
10 Year Interest Rate Swap, Pay Fixed
3.988% Annually, Receive Variable
4.356% (SOFR) Annually, 5/15/35 132,378 (3,555) — (3,555)
Total United States (3,728)
Total Centrally Cleared Interest Rate Swaps (3,501)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 26,386 93 — 93
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 27,814 86 — 86
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.575% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 14,200 (21) — (21)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 94,500 (519) — (519)
Total United States (361)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (361)
Total Centrally Cleared Swaps (8,151)
Net payments (receipts) of variation margin to date 8,552
Variation margin receivable (payable) on centrally cleared swaps $ 401
* Credit ratings as of September 30, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(516)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 33,085 USD 24,143 $ (341)
Bank of America 10/24/25 USD 22,387 JPY 3,245,140 384
Bank of America 12/5/25 COP 52,059,890 USD 13,193 (30)
Barclays Bank 10/16/25 TRY 495,495 USD 11,338 418
Barclays Bank 10/16/25 USD 11,529 TRY 495,495 (228)
Barclays Bank 10/24/25 CAD 463 USD 339 (6)
Barclays Bank 11/21/25 USD 24,670 GBP 18,410 (93)
BNP Paribas 10/24/25 JPY 442,337 USD 3,010 (11)
Canadian Imperial Bank
of Commerce 10/24/25 USD 17,416 CAD 23,877 239
Canadian Imperial Bank
of Commerce 10/24/25 USD 24,785 CAD 34,510 (43)
Canadian Imperial Bank
of Commerce 10/24/25 USD 2,792 JPY 416,530 (33)
Citibank 10/24/25 AUD 43,495 USD 28,261 530
Citibank 10/24/25 CAD 40,785 USD 29,832 (490)
Citibank 10/24/25 USD 633 CAD 866 10
Deutsche Bank 10/24/25 AUD 25,052 USD 16,421 162
Deutsche Bank 10/24/25 JPY 5,338,680 USD 36,417 (220)
Deutsche Bank 10/24/25 USD 25,072 AUD 37,570 203
Deutsche Bank 10/24/25 USD 24,404 CAD 33,680 174
Deutsche Bank 12/2/25 USD 11,140 BRL 62,312 (395)
Goldman Sachs 10/24/25 JPY 3,622,055 USD 24,567 (9)
Goldman Sachs 11/21/25 GBP 36,400 USD 49,315 (352)
HSBC Bank 10/24/25 USD 24,038 AUD 37,020 (467)
HSBC Bank 10/24/25 USD 11,200 CAD 15,255 225
HSBC Bank 10/24/25 USD 23,400 JPY 3,394,510 385
HSBC Bank 10/24/25 USD 24,965 JPY 3,701,335 (131)
HSBC Bank 11/21/25 USD 12,566 GBP 9,350 (11)
JPMorgan Chase 10/24/25 USD 5,974 CAD 8,098 148
JPMorgan Chase 10/24/25 USD 6,659 CAD 9,257 (1)
Morgan Stanley 10/24/25 USD 6,346 CAD 8,823 (2)
Morgan Stanley 11/21/25 USD 60,177 GBP 44,491 331
RBC Dominion
Securities 10/24/25 USD 12,869 JPY 1,886,260 80
Societe Generale 10/24/25 CAD 33,670 USD 24,449 (226)
Societe Generale 10/24/25 USD 24,451 CAD 33,800 135
Societe Generale 10/24/25 USD 36,638 JPY 5,375,815 189
Standard Chartered 11/21/25 GBP 1,168 USD 1,580 (9)
Standard Chartered 11/21/25 USD 21,056 EUR 17,936 (66)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/24/25 AUD 9,353 USD 6,114 $ 77
State Street 10/24/25 USD 3,009 JPY 442,337 10
Toronto-Dominion Bank 10/24/25 USD 25,049 AUD 38,270 (283)
Toronto-Dominion Bank 10/24/25 USD 23,387 CAD 32,130 272
Toronto-Dominion Bank 11/21/25 USD 12,903 EUR 10,990 (40)
UBS Investment Bank 10/24/25 AUD 34,960 USD 22,821 321
UBS Investment Bank 10/24/25 NZD 95 USD 57 (2)
UBS Investment Bank 10/24/25 USD 57 NZD 95 2
Wells Fargo 10/17/25 MXN 212,375 USD 11,246 329
Wells Fargo 10/24/25 JPY 5,359,970 USD 36,453 (111)
Wells Fargo 11/21/25 USD 1,686 EUR 1,430 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,026

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Euro BUND contracts 12/25 604 $ 4
Short, 670 U.S. Treasury Notes ten year contracts 12/25 (75,375) 24
Long, 1,503 Ultra U.S. Treasury Notes ten year
contracts 12/25 172,962 1,665
Net payments (receipts) of variation margin to date (1,760)
Variation margin receivable (payable) on open futures contracts $ (67)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Sasol Financing USA, 4.50%, 11/8/27  $ — $ 328 $ 111
T. Rowe Price Government Reserve Fund,
4.16% — — 1,295++
Totals $ —# $ 328 $ 1,406+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Sasol Financing USA, 4.50%,
11/8/27  $ — $ 15,212 $ — $ 15,540
T. Rowe Price Government
Reserve Fund, 4.16% 66,702  ¤  ¤ 65,454
Total $ 80,994^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,406 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,733.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dynamic Credit Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 236,736 $ — $ 236,736
Asset-Backed Securities — 118,759 4,192 122,951
Bank Loans — 119,419 20,920 140,339
Common Stocks 24,847 16 — 24,863
Convertible Preferred Stocks — — 5,553 5,553
Corporate Bonds — 508,694 9,505 518,199
Non-U.S. Government
Mortgage-Backed Securities — 21,177 4,505 25,682
Private Investment Company
2
— — — 2,760
Short-Term Investments 30,206 150,381 — 180,587
Securities Lending Collateral 35,248 — — 35,248
Options Purchased 711 3,148 — 3,859
Total Securities 91,012 1,158,330 44,675 1,296,777
Swaps* — 1,863 — 1,863
Forward Currency Exchange
Contracts — 4,626 — 4,626
Futures Contracts* 1,693 — — 1,693
Total $ 92,705 $ 1,164,819 $ 44,675 $ 1,304,959
Liabilities
Options Written $ — $ 72 $ — $ 72
Swaps* — 11,764 — 11,764
Forward Currency Exchange
Contracts — 3,600 — 3,600
Total $ — $ 15,436 $ — $ 15,436

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $1,831,000 for the period ended September 30, 2025. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
1
Includes Convertible Bonds, Government Bonds, Municipal Securities and U.S.
Government & Agency Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
9/30/25
Investment in
Securities
Asset-Backed
Securities $ — $ — $ (108) $ 4,300 $ — $ 4,192
Bank Loans 21,127 28 (235) — — 20,920
Common Stocks 18 (2) — — (16) —
Convertible Preferred
Stocks 4,334 1,219 — — — 5,553
Corporate Bonds 13,824 581 (4,900) — — 9,505
Non-U.S. Government
Mortgage-Backed
Securities 5,031 22 (548) — — 4,505
Total $ 44,334 $ 1,848 $ (5,791) $ 4,300 $ (16) $ 44,675

T. ROWE PRICE Dynamic Credit Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-
Backed
Securities
$4,192 Recent
comparable
transaction
price(s)
—# —# —# —#
Bank Loans $20,920 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Third-party
valuation
—# —# —#
Convertible
Preferred
Stocks
$5,553 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Corporate
Bonds
$9,505 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Dynamic Credit Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1175-054Q3 09/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Non-U.S.
Government
Mortgage-
Backed
Securities
$4,505 Market
comparable
Third-party
valuation
—# —# —#